Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax [Line Items]
Deferred income tax expense, exclusive of the effects of other components listed below	$ 3,816	$ 7,409	$ 9,981
Tax benefits of operating loss carryforwards	0	0	(1,130)
Deferred income tax expense	$ 3,816	$ 7,409	$ 8,851